3. Securities - securities with unrealized losses (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Securities With Losses Under 12 Months | Fair Value
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	$ 0
Total	0
Available-for-sale
Marketable equity securities		0
Total		0
Securities With Losses Under 12 Months | Unrealized
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	0
Total	0
Available-for-sale
Marketable equity securities		0
Total		0
Securities With Losses Over 12 Months | Fair Value
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	110
Total	110
Available-for-sale
Marketable equity securities		5
Total		5
Securities With Losses Over 12 Months | Unrealized
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	(1)
Total	(1)
Available-for-sale
Marketable equity securities		(2)
Total		(2)
Total | Fair Value
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	110
Total	110
Available-for-sale
Marketable equity securities		5
Total		5
Total | Unrealized
Held-to-Maturity
Mortgaged-backed securities: Federal National Mortgage Association	(1)
Total	(1)
Available-for-sale
Marketable equity securities		(2)
Total		$ (2)